Current Accounts and Other Demand Deposits	12 Months Ended
Dec. 31, 2019
Current Accounts and Other Demand Deposits [abstract]
Current Accounts and Other Demand Deposits
19.	Current Accounts and Other Demand Deposits:

As of December 31, 2018 and 2019, current accounts and other demand deposits are detailed as follows:

	2018	2019
	MCh$	MCh$
Current accounts	7,725,465	8,951,527
Other demand deposits	1,143,414	1,662,950
Other deposits and accounts	715,609	711,656
Total	9,584,488	11,326,133